Summary Prospectus dated March 1, 2012

Eaton Vance Tax-Managed Small-Cap Fund

Class / Ticker     A / ETMGX     B / EMMGX     C / ECMGX     I / EIMGX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to http://funddocuments.eatonvance.com, email a request to contact@eatonvance.com, call 1-800-262-1122, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of the Fund's Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%	0.98%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 693	$ 943	$ 1,212	$ 1,978	$ 693	$ 943	$ 1,212	$ 1,978
Class B shares	$ 701	$ 1,021	$ 1,268	$ 2,113	$ 201	$ 621	$ 1,068	$ 2,113
Class C shares	$ 301	$ 621	$ 1,068	$ 2,306	$ 201	$ 621	$ 1,068	$ 2,306
Class I shares	$ 100	$ 312	$ 542	$ 1,201	$ 100	$ 312	$ 542	$ 1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of publicly-traded common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls:  (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies (the “80% Policy”).  The market capitalization range for the Russell 2000 Index was $16 million to $3,704 million, and the market capitalization range for the S&P SmallCap 600 Index was $37 million to $3,704 million as of December 31, 2011.  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2011 was $4,823 million.  The Fund may also invest in larger companies.  Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also invest in real estate investment trusts and may lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains.  The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains).  In making investment decisions, the portfolio manager relies on the investment adviser’s research staff.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.

The Fund currently invests its assets in Tax-Managed Small-Cap Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk.  Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation.  Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012.  Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken.  Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies

Eaton Vance Tax-Managed Small-Cap Fund

Summary Prospectus dated March 1, 2012

than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if it invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011, the highest quarterly total return for Class A was 19.30% for the quarter ended September 30, 2009, and the lowest quarterly return was –32.18% for the quarter ended December 31, 2008.

Eaton Vance Tax-Managed Small-Cap Fund

Summary Prospectus dated March 1, 2012

Average Annual Total Return as of December 31, 2011	One Year	Five Years	Ten Years
Class A Return Before Taxes	–10.98%	2.67%	2.71%
Class A Return After Taxes on Distributions	–10.98%	2.67%	2.71%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	–7.14%	2.28%	2.35%
Class B Return Before Taxes	–10.95%	2.78%	2.56%
Class C Return Before Taxes	–7.23%	3.11%	2.55%
Class I Return Before Taxes	–5.35%	4.01%	3.38%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	–4.18%	0.15%	5.62%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Manager.  The Portfolio is managed by Nancy B. Tooke, Vice President of BMR, who has managed the Portfolio since 2006.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4352-3/12 TMSCSP	© 2012 Eaton Vance Management

Eaton Vance Tax-Managed Small-Cap Fund

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Summary Prospectus dated March 1, 2012